CONSOLIDATED AND COMBINED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance and reserves of accounts receivable	$ 29,240	$ 23,875
Common stock $.001 par value; authorized 1,600,000 shares; 82,976 shares issued and outstanding at December 31, 2020
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Common stock authorized (shares)	1,600,000,000	1,600,000,000
Common stock issued (shares)	82,976,000	82,976,000
Common stock outstanding (shares)	82,976,000	82,976,000
Class B common stock $.001 par value; authorized 400,000 shares; 5,789 shares issued and outstanding at December 31, 2020
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Common stock authorized (shares)	400,000,000	400,000,000
Common stock issued (shares)	5,789,000	5,789,000
Common stock outstanding (shares)	5,789,000	5,789,000